Research and development	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Research and development [Text Block]
11.	Research and development

Components of research and development expenses for the years ended December 31 were as follows:

	2017	2016
	$	$

Research and development programs, excluding the below items	22,831	16,084
Salaries, fees and short-term benefits	7,969	6,256
Share-based compensation	2,911	3,192
Amortization of intangible assets	3,860	3,684
Change in fair value of contingent consideration	(1,158)	209
Depreciation of property and equipment	849	604
Tax credits	(127)	(240)
	37,135	29,789